Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Core ETF
April 30, 2025
OTF-NPRT3-0625
1.9897906.104
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	12,281	2,242,004
BRAZIL - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (a)	1,413	3,293,491
CANADA - 1.0%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd (United States)	101,429	2,909,998
Imperial Oil Ltd	35,133	2,369,808
		5,279,806
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	12,452	1,182,940
TOTAL CANADA		6,462,746
CHINA - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	68,853	3,286,578
CONGO DEMOCRATIC REPUBLIC OF - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Ivanhoe Mine Ltd Class A (a)	260,179	2,310,018
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	17,380	1,154,901
FRANCE - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	4,446	741,093
GERMANY - 1.6%
Information Technology - 1.6%
Software - 1.6%
SAP SE ADR	35,839	10,471,797
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
BE Semiconductor Industries NV	14,448	1,542,465
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	33,897	5,650,291
UNITED KINGDOM - 0.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	24,575	1,063,756
UNITED STATES - 93.6%
Communication Services - 11.3%
Entertainment - 1.0%
Netflix Inc (a)	5,735	6,490,414
Interactive Media & Services - 8.9%
Alphabet Inc Class A	167,197	26,550,884
Meta Platforms Inc Class A	57,364	31,492,836
		58,043,720
Media - 1.4%
Comcast Corp Class A	275,330	9,416,286
TOTAL COMMUNICATION SERVICES		73,950,420

Consumer Discretionary - 9.1%
Automobile Components - 0.6%
Modine Manufacturing Co (a)	46,261	3,776,748
Broadline Retail - 3.8%
Amazon.com Inc (a)	136,292	25,134,971
Diversified Consumer Services - 1.0%
H&R Block Inc	75,432	4,553,830
Service Corp International/US	21,729	1,736,147
		6,289,977
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (a)	21,439	2,613,843
DraftKings Inc Class A (a)	21,311	709,443
Hilton Worldwide Holdings Inc	18,819	4,243,308
Marriott International Inc/MD Class A1	14,769	3,523,588
		11,090,182
Household Durables - 0.5%
Somnigroup International Inc	58,053	3,544,716
Specialty Retail - 1.5%
Dick's Sporting Goods Inc	9,175	1,722,515
Lowe's Cos Inc	28,034	6,267,281
O'Reilly Automotive Inc (a)	1,217	1,722,298
		9,712,094
TOTAL CONSUMER DISCRETIONARY		59,548,688

Consumer Staples - 4.0%
Beverages - 2.1%
Coca-Cola Co/The	94,333	6,843,859
Keurig Dr Pepper Inc	192,527	6,659,509
		13,503,368
Consumer Staples Distribution & Retail - 0.0%
Costco Wholesale Corp	707	703,112
Personal Care Products - 1.4%
Estee Lauder Cos Inc/The Class A	30,777	1,845,389
Kenvue Inc	308,524	7,281,166
		9,126,555
Tobacco - 0.5%
Philip Morris International Inc	17,943	3,074,712
TOTAL CONSUMER STAPLES		26,407,747

Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy Inc	4,377	1,011,568
Exxon Mobil Corp	166,652	17,603,451
Shell PLC ADR	112,248	7,237,751
		25,852,770
Financials - 16.9%
Banks - 7.3%
Bank of America Corp	371,467	14,814,104
M&T Bank Corp	29,082	4,936,960
PNC Financial Services Group Inc/The	39,324	6,318,974
US Bancorp	148,351	5,984,479
Wells Fargo & Co	224,501	15,941,816
		47,996,333
Capital Markets - 1.7%
Bank of New York Mellon Corp/The	64,752	5,206,708
Morgan Stanley	4,262	491,920
Northern Trust Corp	44,107	4,145,176
Robinhood Markets Inc Class A (a)	27,818	1,366,142
		11,209,946
Financial Services - 5.3%
Apollo Global Management Inc	36,278	4,951,221
Fiserv Inc (a)	52,606	9,709,489
Mastercard Inc Class A	13,510	7,404,291
Visa Inc Class A	36,071	12,462,531
		34,527,532
Insurance - 2.6%
Arthur J Gallagher & Co	14,918	4,784,053
Chubb Ltd	17,400	4,977,792
The Travelers Companies, Inc.	26,755	7,066,799
		16,828,644
TOTAL FINANCIALS		110,562,455

Health Care - 11.3%
Biotechnology - 1.2%
AbbVie Inc	8,390	1,636,889
Alnylam Pharmaceuticals Inc (a)	12,102	3,185,730
Gilead Sciences Inc	31,882	3,396,709
		8,219,328
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp (a)	135,177	13,905,658
Health Care Providers & Services - 3.2%
Cigna Group/The	25,316	8,608,453
Humana Inc	9,238	2,422,573
UnitedHealth Group Inc	23,859	9,816,547
		20,847,573
Pharmaceuticals - 4.8%
Eli Lilly & Co	15,107	13,580,438
GSK PLC ADR	102,292	4,076,336
Haleon PLC	741,841	3,721,284
Merck & Co Inc	32,528	2,771,386
Royalty Pharma PLC Class A	215,392	7,069,165
		31,218,609
TOTAL HEALTH CARE		74,191,168

Industrials - 10.0%
Aerospace & Defense - 3.5%
Boeing Co (a)	49,080	8,993,419
GE Aerospace	60,078	12,108,120
Northrop Grumman Corp	3,849	1,872,539
		22,974,078
Air Freight & Logistics - 0.6%
United Parcel Service Inc Class B	41,719	3,975,821
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	59,058	2,946,902
Construction & Engineering - 0.5%
Quanta Services Inc	10,684	3,127,100
Electrical Equipment - 1.7%
Eaton Corp PLC	2,783	819,232
GE Vernova Inc	25,207	9,347,260
Vertiv Holdings Co Class A	9,070	774,396
		10,940,888
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings Inc	33,088	1,296,057
Norfolk Southern Corp	7,532	1,687,545
		2,983,602
Machinery - 2.2%
Allison Transmission Holdings Inc	48,345	4,459,343
Deere & Co	7,105	3,293,594
Ingersoll Rand Inc	29,776	2,246,003
Westinghouse Air Brake Technologies Corp	25,507	4,712,163
		14,711,103
Trading Companies & Distributors - 0.6%
Watsco Inc	8,639	3,972,558
TOTAL INDUSTRIALS		65,632,052

Information Technology - 21.6%
Communications Equipment - 1.7%
Arista Networks Inc	33,393	2,747,242
Cisco Systems Inc	147,399	8,509,344
		11,256,586
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	94,940	7,305,633
IT Services - 1.0%
Amdocs Ltd	37,326	3,306,337
Kyndryl Holdings Inc (a)	101,492	3,290,371
		6,596,708
Semiconductors & Semiconductor Equipment - 8.0%
Broadcom Inc	60,403	11,625,765
Marvell Technology Inc	35,287	2,059,702
NVIDIA Corp	347,214	37,818,550
		51,504,017
Software - 6.0%
Microsoft Corp	99,723	39,416,513
Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc	116,324	24,718,850
TOTAL INFORMATION TECHNOLOGY		140,798,307

Materials - 1.3%
Chemicals - 0.3%
Sherwin-Williams Co/The	4,711	1,662,606
Construction Materials - 0.8%
CRH PLC	18,581	1,772,999
Martin Marietta Materials Inc	7,106	3,723,402
		5,496,401
Containers & Packaging - 0.2%
International Paper Co	33,892	1,548,187
TOTAL MATERIALS		8,707,194

Real Estate - 2.0%
Industrial REITs - 0.4%
Prologis Inc	28,324	2,894,713
Residential REITs - 0.3%
Sun Communities Inc	15,715	1,955,417
Specialized REITs - 1.3%
American Tower Corp	17,017	3,835,802
Crown Castle Inc	39,365	4,163,243
		7,999,045
TOTAL REAL ESTATE		12,849,175

Utilities - 2.2%
Electric Utilities - 1.6%
Edison International	50,328	2,693,051
PG&E Corp	190,405	3,145,491
Southern Co/The	51,247	4,709,087
		10,547,629
Multi-Utilities - 0.6%
Sempra	52,343	3,887,514
TOTAL UTILITIES		14,435,143

TOTAL UNITED STATES		612,935,119
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (a)	167,432	2,248,053
TOTAL COMMON STOCKS (Cost $641,846,299)		653,402,312

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $854,470)	4.33	854,299	854,470

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $642,700,769)	654,256,782
NET OTHER ASSETS (LIABILITIES) - 0.1% (b)	635,307
NET ASSETS - 100.0%	654,892,089

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	4	Jun 2025	1,117,400	27,583	27,583

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Includes $65,922 of cash collateral to cover margin requirements for futures contracts.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,286,023	96,547,772	97,979,325	268,541	-	-	854,470	854,299	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,294,679	1,294,679	18	-	-	-	-	0.0%
Total	2,286,023	97,842,451	99,274,004	268,559	-	-	854,470

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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